T. ROWE PRICE Retirement 2055 Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 2.4%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  – 43,636 1,176 7,910,899 41,690
New Income Fund  88,106 4,488 60,445 3,143,577 29,204
U.S. Treasury Long-Term Index
Fund  33,817 2,071 27,553 1,323,898 14,603
International Bond Fund (USD
Hedged)  28,528 1,519 19,577 971,449 9,394
Dynamic Global Bond Fund  19,745 1,188 12,211 777,843 7,483
Total Bond Mutual Funds (Cost $104,516) 102,374
EQUITY MUTUAL FUNDS 95.9%
T. Rowe Price Funds:
Value Fund  988,021 140,622 147,966 19,326,294 870,263
Growth Stock Fund (3) 852,268 113,795 132,029 7,564,486 680,501
Equity Index 500 Fund  398,617 125,640 93,129 3,714,224 427,990
International Value Equity Fund  368,111 49,133 43,683 22,632,224 342,426
Overseas Stock Fund  351,607 44,364 43,425 25,515,868 320,224
International Stock Fund  331,972 49,867 37,264 15,120,157 279,874
Mid-Cap Value Fund  194,419 23,071 29,893 5,059,241 171,711
Mid-Cap Growth Fund (3) 177,027 34,487 24,554 1,512,472 156,132
Emerging Markets Stock Fund  184,237 18,501 24,572 3,020,599 127,379
Emerging Markets Discovery
Stock Fund  70,507 77,463 10,348 8,468,106 119,400
Real Assets Fund  124,299 10,596 15,420 7,909,302 118,244
Small-Cap Value Fund  116,060 12,742 14,867 1,780,630 102,653
Small-Cap Stock Fund  121,515 13,505 14,284 1,638,381 102,546
U.S. Large-Cap Core Fund  67,868 23,485 8,946 2,331,322 76,701
New Horizons Fund (3) 101,008 18,149 14,812 1,198,018 76,446
U.S. Equity Research Fund  – 65,022 719 1,478,624 61,570
Total Equity Mutual Funds (Cost $3,178,410) 4,034,060
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  467 69,524 69,495 5,079 505
Total Other Mutual Funds (Cost $496) 505

T. ROWE PRICE Retirement 2055 Fund

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.7%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (4) 91,860 226,201 246,014 72,047,017 72,047
Total Short-Term Investments (Cost $72,047) 72,047
Total Investments in Securities 100.0%
(Cost $3,355,469) $ 4,208,986
Other Assets Less Liabilities (0.0)% (1,874)
Net Assets 100.0% $ 4,207,112
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $160 and $7,318, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement 2055 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 63 S&P 500 E-Mini Index contracts 3/22 13,759 $ (268)
Net payments (receipts) of variation margin to date 230
Variation margin receivable (payable) on open futures contracts $ (38)

T. ROWE PRICE Retirement 2055 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 497 $ (1,239) $ 344
Emerging Markets Discovery Stock Fund  3,378 (18,222) 2,181
Emerging Markets Stock Fund  16,990 (50,787) 2,745
Equity Index 500 Fund  18,213 (3,138) 4,632
Growth Stock Fund  125,387 (153,533) —
International Bond Fund (USD Hedged)  510 (1,076) 332
International Stock Fund  23,942 (64,701) 4,955
International Value Equity Fund  5,891 (31,135) 11,074
Limited Duration Inflation Focused Bond Fund  161 (770) 911
Mid-Cap Growth Fund  25,092 (30,828) —
Mid-Cap Value Fund  17,638 (15,886) 2,754
New Horizons Fund  20,147 (27,899) —
New Income Fund  1,707 (2,945) 964
Overseas Stock Fund  8,314 (32,322) 8,065
Real Assets Fund  2,728 (1,231) 3,094
Small-Cap Stock Fund  13,210 (18,190) 462
Small-Cap Value Fund  10,749 (11,282) 1,088
Transition Fund  472 9 24
U.S. Equity Research Fund  711 (2,733) 248
U.S. Large-Cap Core Fund  6,283 (5,706) 665
U.S. Treasury Long-Term Index Fund  (5,267) 6,268 452
Value Fund  122,199 (110,414) 12,252
U.S. Treasury Money Fund, 0.14% — — 45
Affiliates not held at period end 211 (187) 69
Totals $ 419,163# $ (577,947) $ 57,356+
# Capital gain distributions from mutual funds represented $261,790 of the net realized gain
(loss).
+ Investment income comprised $57,356 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2055 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement 2055 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F164-054Q3 02/22